Annual Fund Operating Expenses - Janus Henderson Asset-Backed Securities ETF - Janus Henderson Asset-Backed Securities ETF Shares, Janus Henderson Asset-Backed Securities ETF	Jul. 21, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.33%

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur during the initial fiscal year.